Cover	Aug. 05, 2024
Cover [Abstract]
Entity Registrant Name	NEURALBASE AI LTD.
Entity Central Index Key	0001130781
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Aug. 05, 2024
Entity Ex Transition Period	true
Entity File Number	000-33325
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Calle 98 No.19 A - 79 AP
Entity Address Address Line 2	410 Localidad De Chapinero
Entity Address City Or Town	Bogota
Entity Address Country	CO
Entity Address Postal Zip Code	00000l
City Area Code	727
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	314 3717